Current Taxes and Deferred Taxes - Schedule of "OCI" that may be Reclassified Subsequent to Profit or Loss (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [abstract]
Debt instruments at fair value through other comprehensive income	$ 10,569	$ 1,558	$ (5,926)
Hedge of a net investment in foreign operations	18,417	(21,795)	14,373
Cash flow hedge	(19,092)	(3,034)	(162)
Total charge to other comprehensive income	9,894	(23,271)	8,285
Income tax relating to defined benefit obligation	(274)	(19)	1,542
Total charge to other comprehensive income	$ (274)	$ (19)	$ 1,542